LICENSE AGREEMENT (Details) $ in Thousands		1 Months Ended			12 Months Ended		39 Months Ended
	Oct. 03, 2019 USD ($)	Mar. 31, 2019 USD ($) item	Jan. 31, 2019 USD ($)	Oct. 31, 2016 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Agreements
Research and development					$ 32,350	$ 11,471
General and administrative					13,232	2,047
Operating expenses					45,582	13,518
Accrued expenses and other current liabilities					4,950	1,413	$ 4,950
Accounts payable					8,793	3,015	8,793
Columbia University
Agreements
Research and development					100	500
General and administrative					500	300
Operating expenses							1,900
Accrued expenses and other current liabilities					100	100	100
Accounts payable					$ 100	$ 100	$ 100
2016 license agreement | Columbia University
Agreements
Percentage of outstanding common stock issued				5.00%
Fair value of stock issued				$ 500
Written notice period for termination of agreement				90 days
Written notice period for termination of agreement, uncured material breach				30 days
Extended written notice period for termination of agreement, attempt to cure material breach				90 days
2016 license agreement | Columbia University | Minimum
Agreements
Percentage of sublicensing revenue, if sublicenses rights granted				10.00%
2016 license agreement | Columbia University | Maximum
Agreements
Payment on achievement of specified development and regulatory milestones				$ 1,300
Payment on achievement of specified level of aggregate annual net sales				$ 1,000
Percentage of sublicensing revenue, if sublicenses rights granted				20.00%
2019 license agreement | Columbia University
Agreements
Written notice period for termination of agreement			90 days
Written notice period for termination of agreement, uncured material breach			30 days
Extended written notice period for termination of agreement, attempt to cure material breach			90 days
2019 license agreement | Columbia University | Minimum
Agreements
Percentage of sublicensing revenue, if sublicenses rights granted			10.00%
2019 license agreement | Columbia University | Maximum
Agreements
Payment on achievement of specified development and regulatory milestones			$ 1,300
Payment on achievement of specified level of aggregate annual net sales			$ 1,000
Percentage of sublicensing revenue, if sublicenses rights granted			50.00%
2019 research agreement | Columbia University
Agreements
Agreement term		12 months
Written notice period for termination of agreement		30 days
Number of parts | item		2
2019 research agreement - Part I | Columbia University
Agreements
Agreement term		6 months
Payment to be made		$ 100
2019 research agreement - Part II | Columbia University
Agreements
Agreement term		6 months
Payment to be made		$ 200
P13k Research agreement | Columbia University
Agreements
Agreement term	18 months
Written notice period for termination of agreement	30 days
Operating expenses	$ 400